CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Ordinary shares Class A ordinary shares Spring Valley Acquisition III	Ordinary shares Class A ordinary shares	Ordinary shares Class B common shares Spring Valley Acquisition III	Ordinary shares	Additional paid-in capital Private Placement Warrants Spring Valley Acquisition III	Additional paid-in capital Public Warrants Spring Valley Acquisition III	Additional paid-in capital Spring Valley Acquisition III	Additional paid-in capital	Accumulated deficit Spring Valley Acquisition III	Accumulated deficit	Class A ordinary shares Spring Valley Acquisition III	Class A ordinary shares	Class B common shares Spring Valley Acquisition III	Class B common shares	Private Placement Warrants Spring Valley Acquisition III	Public Warrants Spring Valley Acquisition III	Spring Valley Acquisition III	Total
Beginning balance at Dec. 31, 2023		$ 2,364,000						$ 14,706,000		$ (233,346,000)								$ (220,726,000)
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year																		(57,770,000)
Ending balance at Dec. 31, 2024		2,407,000		$ 2,407,000				15,920,000		(298,566,000)								$ (284,088,000)
Ending balance (shares) at Dec. 31, 2024														0				1,316,702
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year																		$ (9,710,000)
Ending balance at Jun. 30, 2025			$ 767	2,413,000			$ 24,233	16,434,000	$ (16,620)	(309,971,000)							$ 8,380	(298,122,000)
Ending balance (shares) at Jun. 30, 2025			7,666,667
Beginning balance at Dec. 31, 2024		2,407,000		2,407,000				15,920,000		(298,566,000)								$ (284,088,000)
Beginning balance (shares) at Dec. 31, 2024														0				1,316,702
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Rights Offering share reorganization (note 12, 13)		$ 148,122,000																$ 148,122,000
Number of shares converted to Common A shares		11,960,583										11,960,583
Warrant issued								1,067,000										1,067,000
Net loss for the year																		(31,370,000)
Ending balance at Dec. 31, 2025	$ 0	$ 146,525,000	$ 767	146,525,000			0	18,327,000	(8,264,067)	(331,952,000)							(8,263,300)	$ (173,804,000)
Ending balance (shares) at Dec. 31, 2025	0		7,666,667								0		7,666,667	0				13,290,803
Beginning balance at Mar. 11, 2025	$ 0		$ 0				0		0								0
Beginning balance (shares) at Mar. 11, 2025	0		0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Rights Offering share reorganization (note 12, 13)			$ 767				24,233										25,000
Number of shares converted to Common A shares			7,666,667
Ending balance at Mar. 31, 2025			$ 767	2,407,000			24,233	16,205,000		(305,948,000)							25,000	$ (291,808,000)
Ending balance (shares) at Mar. 31, 2025			7,666,667
Beginning balance at Mar. 11, 2025	$ 0		$ 0				0		0								0
Beginning balance (shares) at Mar. 11, 2025	0		0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year																	(16,620)
Ending balance at Jun. 30, 2025			$ 767	2,413,000			24,233	16,434,000	(16,620)	(309,971,000)							8,380	(298,122,000)
Ending balance (shares) at Jun. 30, 2025			7,666,667
Beginning balance at Mar. 11, 2025	$ 0		$ 0				0		0								0
Beginning balance (shares) at Mar. 11, 2025	0		0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Rights Offering share reorganization (note 12, 13)			$ 767				24,233										25,000
Number of shares converted to Common A shares			7,666,667
Accretion for ordinary shares to redemption amount							(8,091,714)		(10,623,367)								(18,715,081)
Warrant issued					$ 6,341,500	$ 1,855,333									$ 6,341,500	$ 1,855,333
Allocated value of transaction costs to Class A shares							(129,352)										(129,352)
Net loss for the year									2,359,300								2,359,300
Ending balance at Dec. 31, 2025	$ 0	146,525,000	$ 767	146,525,000			0	18,327,000	(8,264,067)	(331,952,000)							(8,263,300)	$ (173,804,000)
Ending balance (shares) at Dec. 31, 2025	0		7,666,667								0		7,666,667	0				13,290,803
Beginning balance at Mar. 31, 2025			$ 767	2,407,000			24,233	16,205,000		(305,948,000)							25,000	$ (291,808,000)
Beginning balance (shares) at Mar. 31, 2025			7,666,667
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year									(16,620)								(16,620)	(4,022,000)
Ending balance at Jun. 30, 2025			$ 767	2,413,000			24,233	16,434,000	(16,620)	(309,971,000)							8,380	(298,122,000)
Ending balance (shares) at Jun. 30, 2025			7,666,667
Beginning balance at Dec. 31, 2025	$ 0	146,525,000	$ 767	146,525,000			0	18,327,000	(8,264,067)	(331,952,000)							(8,263,300)	$ (173,804,000)
Beginning balance (shares) at Dec. 31, 2025	0		7,666,667								0		7,666,667	0				13,290,803
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Accretion for ordinary shares to redemption amount									(1,944,194)								(1,944,194)
Net loss for the year									(11,990,533)								(11,990,533)
Ending balance at Mar. 31, 2026			$ 767	146,567,000				18,390,000	(22,198,794)	(370,764,000)							(22,198,027)	$ (211,625,000)
Ending balance (shares) at Mar. 31, 2026			7,666,667
Beginning balance at Dec. 31, 2025	$ 0	$ 146,525,000	$ 767	146,525,000			$ 0	18,327,000	(8,264,067)	(331,952,000)							(8,263,300)	$ (173,804,000)
Beginning balance (shares) at Dec. 31, 2025	0		7,666,667								0		7,666,667	0				13,290,803
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net loss for the year																	(18,422,626)	$ (122,504,000)
Ending balance at Jun. 30, 2026			$ 767	146,609,000				18,586,000	(30,604,029)	(454,456,000)							(30,603,262)	$ (292,626,000)
Ending balance (shares) at Jun. 30, 2026			7,666,667								0		7,666,667					13,324,608
Beginning balance at Mar. 31, 2026			$ 767	146,567,000				18,390,000	(22,198,794)	(370,764,000)							(22,198,027)	$ (211,625,000)
Beginning balance (shares) at Mar. 31, 2026			7,666,667
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Accretion for ordinary shares to redemption amount									(1,973,142)								(1,973,142)
Net loss for the year									(6,432,093)								(6,432,093)	(83,692,000)
Ending balance at Jun. 30, 2026			$ 767	$ 146,609,000				$ 18,586,000	$ (30,604,029)	$ (454,456,000)							$ (30,603,262)	$ (292,626,000)
Ending balance (shares) at Jun. 30, 2026			7,666,667								0		7,666,667					13,324,608